Deferred charges and leasehold improvements (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Deferred Costs	$ 38,626	$ 34,816
Leasehold Improvements, Gross	6,919	9,556
Archangel and Alaska [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	1,703	2,271
Artict And Antartic [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	3,807	5,058
Sakura Princess [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	$ 1,409	1,777
Eurochampion 2004 and Euronike [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross		$ 450